Shareholders' Equity (Details)					6 Months Ended
	May 30, 2025 USD ($) $ / shares shares	Mar. 24, 2025 USD ($) $ / shares shares	Mar. 20, 2025 $ / shares shares	Dec. 15, 2022 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 14, 2022 $ / shares shares	Oct. 18, 2021 $ / shares shares
Shareholders’ Equity [Line Items]
Preferred shares authorized					100,000,000		100,000,000
Preferred shares par value (in Dollars per share) | $ / shares					$ 0.0001		$ 0.0001
Preferred shares issued
Preferred Stock, Value, Issued (in Dollars) | $
Preferred shares outstanding
Net proceeds received (in Dollars) | $					$ 7,995,267
Total gross proceeds (in Dollars) | $		$ 17,820,000
Fair value, shares					784,500
Amount of fair value (in Dollars) | $					$ 735,136
CEO [Member]
Shareholders’ Equity [Line Items]
Issuance of ordinary shares					1,600,000
Fair value, shares					1,600,000
Amount of fair value (in Dollars) | $					$ 1,001,600
Ordinary shares
Shareholders’ Equity [Line Items]
Ordinary shares authorized					1,700,000,000				500,000,000
Ordinary shares par value (in Dollars per share) | $ / shares								$ 0.0001	$ 0.0001
Ordinary shares issued				10,000,000				100,000	10,000,000
Issuance of ordinary shares				9,900,000
Ordinary shares outstanding				10,000,000
Ordinary shares | Director [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares				$ 0.0001
Ordinary shares issued				9,900,000
Preferred Shares [Member]
Shareholders’ Equity [Line Items]
Preferred shares authorized								100,000,000
Preferred shares par value (in Dollars per share) | $ / shares								$ 0.0001
Cleared funds [Member]
Shareholders’ Equity [Line Items]
Subscription receivable (in Dollars) | $				$ 990
Existing shareholders [Member]
Shareholders’ Equity [Line Items]
Subscription receivable (in Dollars) | $				$ 990
General Shareholder Meeting [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares	$ 0.0001
Ordinary shares issued	1,700,000,000
Preferred shares par value (in Dollars per share) | $ / shares	$ 0.0001
Authorized share capital	180,000
Preferred shares issued	100,000,000
Number of votes per common share	(20)
Preferred Stock, Value, Issued (in Dollars) | $	$ 100,000,000
General Shareholder Meeting [Member] | Ordinary shares
Shareholders’ Equity [Line Items]
Ordinary shares authorized	1,600,000,000
Ordinary shares par value (in Dollars per share) | $ / shares	$ 0.0001
Ordinary shares issued	400,000,000
Authorized share capital	50,000
Shareholders [Member] | Ordinary shares
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares								$ 0.0001
Ordinary shares issued								400,000,000
Consultants [Member]
Shareholders’ Equity [Line Items]
Share compensation expense					784,500
Minimum [Member]
Shareholders’ Equity [Line Items]
Purchase price per share (in Dollars per share) | $ / shares		$ 0.5425
Maximum [Member]
Shareholders’ Equity [Line Items]
Purchase price per share (in Dollars per share) | $ / shares		$ 3.97
Class A ordinary shares
Shareholders’ Equity [Line Items]
Ordinary shares authorized					1,600,000,000		1,600,000,000
Ordinary shares par value (in Dollars per share) | $ / shares					$ 0.0001		$ 0.0001
Ordinary shares issued					19,998,496		10,000,000
Issuance of ordinary shares		6,713,996
Ordinary shares outstanding					19,998,496		10,000,000
Class A ordinary shares | Ordinary shares
Shareholders’ Equity [Line Items]
Issuance of ordinary shares					6,713,996
Common shares issued					2,500,000
Share compensation expense					784,500
Class A ordinary shares | General Shareholder Meeting [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized	1,600,000,000
Ordinary shares par value (in Dollars per share) | $ / shares	$ 0.0001
Ordinary shares issued	1,600,000,000
Common Class B [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized					100,000,000		100,000,000
Ordinary shares par value (in Dollars per share) | $ / shares					$ 0.0001		$ 0.0001
Ordinary shares issued					1,600,000
Ordinary shares outstanding					1,600,000
Common Class B [Member] | Ordinary shares
Shareholders’ Equity [Line Items]
Share compensation expense					1,600,000
Common Class B [Member] | General Shareholder Meeting [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized	100,000,000
Ordinary shares par value (in Dollars per share) | $ / shares	$ 0.0001
Ordinary shares issued	100,000,000
Ordinary and Preferred Shares [Member] | Class A ordinary shares
Shareholders’ Equity [Line Items]
Ordinary shares authorized					1,600,000,000
IPO [Member]
Shareholders’ Equity [Line Items]
Net proceeds received (in Dollars) | $		$ 8,000,000
IPO [Member] | Class A ordinary shares
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares			$ 4
Common shares issued			2,500,000